UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8876

 NAME OF REGISTRANT:                     Senior Debt Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2008 - 06/30/2009


Senior Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 GENTEK INC.                                                                                 Agenda Number:  933026521
--------------------------------------------------------------------------------------------------------------------------
        Security:  37245X203
    Meeting Type:  Annual
    Meeting Date:  14-May-2009
          Ticker:  GETI
            ISIN:  US37245X2036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: HENRY L. DRUKER                     Mgmt          No vote

1B     ELECTION OF DIRECTOR: KATHLEEN R. FLAHERTY                Mgmt          No vote

1C     ELECTION OF DIRECTOR: JOHN G. JOHNSON, JR.                Mgmt          No vote

1D     ELECTION OF DIRECTOR: JOHN F. MCGOVERN                    Mgmt          No vote

1E     ELECTION OF DIRECTOR: WILLIAM E. REDMOND, JR.             Mgmt          No vote

1F     ELECTION OF DIRECTOR: RICHARD A. RUBIN                    Mgmt          No vote

02     RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE               Mgmt          No vote
       LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY
       FOR THE YEAR ENDING DECEMBER 31, 2009


       THE ABOVE SHARES WERE NOT VOTED BY THE FUND
       DUE TO AN ERROR ON THE PART OF A THIRD PARTY
       VOTING AGENT



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Senior Debt Portfolio
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/25/2009